Revenue - Schedule of Accounts Receivable, Credit Loss (Details) $ in Millions	6 Months Ended
Sep. 30, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance as of March 31, 2023	$ 3
Additional provision	0
Amounts written off during the period as uncollectible	0
Balance as of September 30, 2023	$ 3